Defined benefit plan assets and liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined benefit plan assets and liabilities [Abstract]
Present value of defined benefit obligations	₩ 2,063,102	₩ 1,841,982
Fair value of plan assets	(1,943,644)	(1,714,634)
Recognized liabilities for defined benefit obligations	₩ 119,458	₩ 127,348	₩ 7,144